Property and Equipment Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
Property and equipment was as follows at March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Furniture	$15,857	$15,857
Computer equipment	28,215	28,215

	44,072	44,072
Accumulated depreciation	(8,653)	(6,708)

Total property and equipment, net	$35,419	$37,364

Property and equipment was as follows at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Furniture	$15,857	$4,985
Computer equipment	28,215	—
	44,072	4,985
Accumulated depreciation	(6,708)	(297)
	$37,364	$4,688